Consolidated Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
General and administrative expenses		$ 1,121,848	$ 152,343	$ 3,543,034	$ 219,044
Loss from operations		(1,121,848)	(152,343)	(3,543,034)	(219,044)
Other income (expense):
Share-based compensation expense		(36,000)	(77,400)	(93,919)	(116,772)
Interest earned on bank		1,159		3,604
Interest earned on marketable securities held in Trust Account		2,074,999	2,442,279	4,064,267	3,648,794
Total other income, net		2,040,158	2,364,879	3,973,952	3,532,022
Net income		$ 918,310	$ 2,212,536	$ 430,918	$ 3,312,978
Class A Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)		18,909,000	18,909,000	18,909,000	14,416,807
Basic net income per share (in Dollars per share)		$ 0.04	$ 0.09	$ 0.02	$ 0.18
Diluted weighted average shares outstanding (in Shares)		18,909,000	18,909,000	18,909,000	14,416,807
Diluted net income per share (in Dollars per share)		$ 0.04	$ 0.09	$ 0.02	$ 0.17
Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	[1]	4,600,000	4,600,000	4,600,000	4,457,459
Basic net income per share (in Dollars per share)		$ 0.04	$ 0.09	$ 0.02	$ 0.18
Diluted weighted average shares outstanding (in Shares)	[1]	4,600,000	4,600,000	4,600,000	4,600,000
Diluted net income per share (in Dollars per share)		$ 0.04	$ 0.09	$ 0.02	$ 0.17

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. All shares and per share amounts have been retroactively restated.